                                 ANNUAL REPORT
                                 December 31, 1996

                                     [LOGO]

                            WORCESTER, MASSACHUSETTS

TO OUR CONTRACT OWNERS
AND PARTICIPANTS:

    The stock market surged forward in the final quarter of 1996. The U.S. stock market, as measured by the S&P 500, posted a positive return of 23.1% for the full year of 1996. Growth stocks, in particular, surged with the Russell 1000 Growth Index appreciating 23.1% for the year. The accumulation unit values of the Qualified Fund and Non-Qualified Fund increased 22.3% and 20.1%, respectively.

    The portfolio's strong quarterly performance can be attributed largely to its Technology, Healthcare and Financial Service sectors. Strength in technology was sparked by strong earnings gains at semiconductor and software companies. Stock selection in Healthcare, where the portfolio is underweighted to the Russell 1000 Growth Index, had a positive impact on fourth quarter performance. The portfolio's relative overweighting in drug companies reflected our confidence in strong underlying business momentum as higher unit growth rates result from the penetration of managed care. The portfolio's HMO holdings rebounded in the fourth quarter after a generally weak performance for much of 1966. Financial Services holdings, which remain overweighted to the Index, performed well in the lower interest rate environment. Strong performance from many of the portfolio's significant holdings also contributed to good absolute quarterly returns.

    Looking forward, it is hard to imagine the 1997 market return matching the 1995 and 1996 pattern. Those last two years were driven by a slow growth, low inflation environment with above average corporate profit growth -- a very positive environment for stocks. In 1997, we feel the crucial issue will be the sustainability of corporate profit growth. We believe that stock selection will become more and more important. Our approach to selecting stocks for inclusion in your portfolio continues to focus on bottom-up, company-driven research. We will continue to identify companies within attractive sectors of the economy that are positioned to become leaders in their markets and therefore offer excellent long-term growth potential. Through close examination of company fundamentals, we will seek to provide strong relative performance in the current challenging environment.

                                                  Sincerely,

                                                  Charles E. Soule
                                                  Chairman, Board of Managers
                                                  The Paul Revere Variable
                                                  Annuity
                                                    Contract Accumulation Fund
                                                  President, The Paul Revere
                                                  Variable
                                                    Annuity Insurance Company

STATEMENT OF ASSETS AND LIABILITIES

                                                                                           AS OF DECEMBER 31, 1996
                                                                                         ----------------------------
                                                                                          SERIES Q       SERIES N
                                                                                         (QUALIFIED)  (NON-QUALIFIED)
                                                                                         -----------  ---------------
ASSETS
Investments in securities of unaffiliated companies at market value
  (Cost: Series Q $13,796,376, Series N $3,738,252)
  (see Statement of Investments).......................................................  $17,610,584    $ 4,763,593
Cash...................................................................................      532,088        148,183
Dividends and interest receivable......................................................       28,314          7,312
Receivable from securities sold........................................................       56,721          7,563
Receivable from The Paul Revere Variable Annuity Insurance Company.....................           --         23,252
                                                                                         -----------  ---------------
     Total assets......................................................................   18,227,707      4,949,903
                                                                                         -----------  ---------------
LIABILITIES
Surrenders payable.....................................................................        6,566             --
Payable for securities purchased.......................................................       11,612          5,806
Payable to The Paul Revere Variable Annuity Insurance Company..........................      112,172             --
Other..................................................................................       27,245          4,291
                                                                                         -----------  ---------------
      Total liabilities................................................................      157,595         10,097
                                                                                         -----------  ---------------
TOTAL NET ASSETS.......................................................................  $18,070,112    $ 4,939,806
                                                                                         -----------  ---------------
                                                                                         -----------  ---------------
CONTRACT OWNERS' EQUITY
Deferred contracts terminable by owner.................................................  $14,863,418    $ 3,400,213
Currently payable contracts............................................................    3,206,694      1,539,593
                                                                                         -----------  ---------------
      Total net assets.................................................................  $18,070,112    $ 4,939,806
                                                                                         -----------  ---------------
                                                                                         -----------  ---------------
ACCUMULATION UNITS OUTSTANDING.........................................................    2,093,030        565,935
                                                                                         -----------  ---------------
                                                                                         -----------  ---------------
NET ASSET VALUE PER ACCUMULATION UNIT..................................................  $     8.633    $     8.729
                                                                                         -----------  ---------------
                                                                                         -----------  ---------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                          ------------------------------------------------
                                                                                           SERIES N
                                                            SERIES Q (QUALIFIED)       (NON-QUALIFIED)
                                                          ------------------------  ----------------------
INCREASE/DECREASE IN NET ASSETS                              1996         1995         1996        1995
                                                          -----------  -----------  ----------  ----------
Operations:
   Net investment income................................  $    52,342  $   129,286  $    1,718  $    4,785
   Net realized gain on investments (unaffiliated
      companies)........................................    8,351,181    4,293,754     718,025     465,264
   Net increase (decrease) in unrealized appreciation of
      investments (unaffiliated companies)..............   (4,309,054)   5,138,033     118,379     581,843
                                                          -----------  -----------  ----------  ----------
      Increase in net assets from operations............    4,094,469    9,561,073     838,122   1,051,892
Contract receipts:
   Gross purchase payments received.....................      106,019      653,977       8,707       7,770
   Deductions from purchase payments....................        3,892        3,969         542         483
                                                          -----------  -----------  ----------  ----------
      Net purchase payments received....................      102,127      650,008       8,165       7,287
Payments to contract owners:
   Annuity payments to contract owners..................      304,504      260,591     170,686     142,452
   Terminations and withdrawals to contract owners......   24,628,563    1,128,000      58,037      43,041
                                                          -----------  -----------  ----------  ----------
      Total payments to contract owners.................   24,933,067    1,388,591     228,723     185,493
                                                          -----------  -----------  ----------  ----------
      Net contract receipts (payments) to/from contract
      owners............................................  (24,830,940)    (738,583)   (220,558)   (178,206)
Other additions.........................................       31,550      128,917      60,821      71,953
                                                          -----------  -----------  ----------  ----------
      Total increase (decrease) in net assets...........  (20,704,921)   8,951,407     678,385     945,639
NET ASSETS
Beginning of year.......................................   38,775,033   29,823,626   4,261,421   3,315,782
                                                          -----------  -----------  ----------  ----------
End of year.............................................  $18,070,112  $38,775,033  $4,939,806  $4,261,421
                                                          -----------  -----------  ----------  ----------
                                                          -----------  -----------  ----------  ----------

STATEMENT OF OPERATIONS

                                                                                               FOR THE YEAR ENDED
                                                                                               DECEMBER 31, 1996
                                                                                          ----------------------------
                                                                                           SERIES Q       SERIES N
                                                                                          (QUALIFIED)  (NON-QUALIFIED)
                                                                                          -----------  ---------------
INVESTMENT INCOME
Income (unaffiliated companies):
   Dividends............................................................................   $ 336,996     $    67,817
   Interest.............................................................................      62,320          10,620
                                                                                          -----------  ---------------
      Total income......................................................................     399,316          78,437
Expenses:
   Mortality and expense risk fees......................................................     222,849          46,066
   Investment management and advisory service fees......................................     111,425          23,033
   Professional services................................................................      12,700           7,620
                                                                                          -----------  ---------------
      Total expenses....................................................................     346,974          76,719
                                                                                          -----------  ---------------
Net investment income...................................................................      52,342           1,718
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold
   (unaffiliated companies).............................................................   8,351,181         718,025
Net increase (decrease) in unrealized appreciation of investments
   (unaffiliated companies).............................................................  (4,309,054)        118,379
                                                                                          -----------  ---------------
Net realized and unrealized gain on investments.........................................   4,042,127         836,404
                                                                                          -----------  ---------------
Increase in net assets from operations..................................................   $4,094,469    $   838,122
                                                                                          -----------  ---------------
                                                                                          -----------  ---------------

                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                             SERIES Q (QUALIFIED)                            SERIES N (NON-QUALIFIED)
                               -------------------------------------------------   ---------------------------------------------
                                                                         % OF                                            % OF
SECURITIES OF                    NUMBER                     MARKET        NET       NUMBER                   MARKET       NET
UNAFFILIATED COMPANIES          OF SHARES     COST (A)       VALUE      ASSETS     OF SHARES    COST (A)     VALUE      ASSETS
                               -----------   -----------  -----------  ---------   ---------   ----------  ----------  ---------

COMMON STOCKS
AEROSPACE
   AlliedSignal Inc..........       2,800    $    98,189  $   187,600                  700     $   24,632  $   46,900
   Boeing Co.................         800         73,448       85,200                  500         49,467      53,250
                                             -----------  -----------                          ----------  ----------
                                                 171,637      272,800      1.5%                    74,099     100,150      2.0%
                                             -----------  -----------                          ----------  ----------
APPAREL & TEXTILES
(b) Fila Holdings ADS........         900         95,169       52,200                  200         21,149      11,600
   NIKE Inc. Class B.........         900         51,241       54,000                  200         11,389      12,000
                                             -----------  -----------                          ----------  ----------
                                                 146,410      106,200      0.6%                    32,538      23,600      0.5%
                                             -----------  -----------                          ----------  ----------
AUTOMOTIVE
   Goodrich B F Co...........       4,500        181,957      182,250      1.0%      1,100         44,478      44,550      0.9%
                                             -----------  -----------                          ----------  ----------
BANKS AND CREDIT COMPANIES
   Bank of Boston Corp.......       3,880        178,367      249,290                  880         40,374      56,540
   Comerica Inc..............       1,700         45,714       89,038                  500         13,794      26,187
   Crestar Financial Corp....       1,700         91,095      126,437                  400         21,483      29,750
   First Bank System Inc.....       4,300        268,328      293,475                1,100         68,642      75,075
   Northern Trust Corp.......       5,400        106,540      195,750                1,500         28,142      54,375
   Norwest Corp..............       7,100        147,751      308,850                1,800         34,845      78,300
                                             -----------  -----------                          ----------  ----------
                                                 837,795    1,262,840      7.0%                   207,280     320,227      6.5%
                                             -----------  -----------                          ----------  ----------
BUSINESS MACHINES
(b) Digital Equipment
    Corp.....................       1,700         65,977       61,625                  400         15,524      14,500
   Hewlett-Packard Co........       2,900         92,771      145,725                  800         28,589      40,200
(b) Sun Microsystems Inc.....       5,900        116,344      151,559                1,600         35,705      41,101
                                             -----------  -----------                          ----------  ----------
                                                 275,092      358,909      2.0%                    79,818      95,801      1.9%
                                             -----------  -----------                          ----------  ----------
BUSINESS SERVICES
   Alco Standard Corp........       4,000        186,665      206,500                1,100         51,387      56,788
(b) Ceridian Corp............       1,100         45,028       44,550                  300         12,280      12,150
(b) Computer Sciences
    Corp.....................       4,400        314,807      361,350                1,200         83,845      98,550
   Danka Business Systems
    ADR......................       3,100        128,412      109,662                  800         33,050      28,300
(b) Loewen Group Inc.........       4,000        126,325      156,500                1,100         35,536      43,037
                                             -----------  -----------                          ----------  ----------
                                                 801,237      878,562      4.9%                   216,098     238,825      4.8%
                                             -----------  -----------                          ----------  ----------
CELLULAR TELEPHONES
   Telephone & Data Systems,
    Inc......................       1,300         49,326       47,125      0.3%        300         11,385      10,875      0.2%
                                             -----------  -----------                          ----------  ----------
CHEMICALS
   Air Products & Chemicals,
    Inc......................         700         42,438       48,388                  200         12,125      13,825
(b) BetsDearborn Inc.........       1,800        102,980      105,300                  400         22,832      23,400
   Monsanto Co...............       4,500        132,016      174,937                1,200         35,204      46,650
   Praxair Inc...............       3,200        135,792      147,600                  800         33,948      36,900
                                             -----------  -----------                          ----------  ----------
                                                 413,226      476,225      2.6%                   104,109     120,775      2.5%
                                             -----------  -----------                          ----------  ----------
COMPUTER SOFTWARE--PC
   First Data Corp...........       3,600        116,208      131,400                1,000         30,882      36,500
(b) Microsoft Corp...........       3,900        121,300      322,237                1,000         30,762      82,625
                                             -----------  -----------                          ----------  ----------
                                                 237,508      453,637      2.5%                    61,644     119,125      2.4%
                                             -----------  -----------                          ----------  ----------

                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996

                                             SERIES Q (QUALIFIED)                            SERIES N (NON-QUALIFIED)
                               -------------------------------------------------   ---------------------------------------------
                                                                         % OF                                            % OF
                                 NUMBER                     MARKET        NET       NUMBER                   MARKET       NET
                                OF SHARES     COST (A)       VALUE      ASSETS     OF SHARES    COST (A)     VALUE      ASSETS
                               -----------   -----------  -----------  ---------   ---------   ----------  ----------  ---------
COMPUTER SOFTWARE--SYSTEMS
(b) BMC Software Inc.........       4,300    $   164,083  $   177,912                1,200     $   46,207  $   49,650
(b) Compaq Computer Corp.....       1,800        135,686      133,875                  500         38,219      37,187
   Computer Assoc Intl.
    Inc......................       5,900        192,904      293,525                1,500         45,398      74,625
(b) Cooper & Chyan Technology
    Inc......................       6,000        189,555      196,500                1,500         47,359      49,125
(b) Informix Corp............         800         21,400       16,300                  200          5,350       4,075
(b) Oracle Corp..............       2,600         72,150      108,550                  725         14,647      30,269
                                             -----------  -----------                          ----------  ----------
                                                 775,778      926,662      5.1%                   197,180     244,931      5.0%
                                             -----------  -----------                          ----------  ----------
CONSUMER GOODS & SERVICES
   Colgate-Palmolive Co......       2,600        217,081      239,850                  700         58,600      64,575
   Gillette Co...............       4,400        277,756      342,100                1,200         76,072      93,300
   Philip Morris Cos. Inc....       4,800        467,300      542,400                1,300        127,560     146,900
   Procter & Gamble Co.......       3,100        201,880      333,638                  800         49,082      86,100
   Sherwin-Williams Co.......       3,900        179,618      218,400                1,000         45,992      56,000
(b) Tupperware Corp..........         900         48,904       48,262                  200         10,868      10,725
   Tyco Intl. Ltd............      10,900        286,885      576,338                2,800         72,744     148,050
                                             -----------  -----------                          ----------  ----------
                                               1,679,424    2,300,988     12.7%                   440,918     605,650     12.3%
                                             -----------  -----------                          ----------  ----------
DEFENSE ELECTRONICS
(b) Loral Space
    Communications...........       2,500         46,400       45,937      0.3%        700         12,992      12,863      0.3%
                                             -----------  -----------                          ----------  ----------
ELECTRICAL EQUIPMENT
   General Electric Co.......       6,400        425,574      632,800                1,700        107,209     168,088
   Honeywell Inc.............       1,400         67,345       92,050                  400         15,464      26,300
                                             -----------  -----------                          ----------  ----------
                                                 492,919      724,850      4.0%                   122,673     194,388      3.9%
                                             -----------  -----------                          ----------  ----------
ELECTRONICS
(b) ASM Lithograpy
    Holdings.................                                                          400         19,437      19,925
(b) Atmel Corp...............       2,900         95,337       96,063                  800         26,300      26,500
   Intel Corp................       6,200        391,556      811,816                1,600        101,725     209,501
(b) VLSI Technology Inc......       5,900        108,370      140,863                1,600         29,339      38,200
                                             -----------  -----------                          ----------  ----------
                                                 595,263    1,048,742      5.8%                   176,801     294,126      6.0%
                                             -----------  -----------                          ----------  ----------
ENTERTAINMENT
(b) Viacom Inc. Class B......                                                          600         24,890      20,925      0.4%
                                                                                               ----------  ----------
FINANCIAL INSTITUTIONS
(b) ADVANTA Corp. Class B....                                                          400         15,846      16,350
   Beneficial Corp...........       3,700        175,320      234,488                1,000         45,580      63,375
   Federal Home Loan Mtg.
    Corp.....................       1,800        127,579      198,675                  500         32,841      55,188
   Federal Natl Mtg.
    Assoc....................       2,400         92,844       90,300                  600         23,211      22,575
   FINOVA Group Inc..........       2,100         77,301      134,925                  500         18,405      32,125
   United Cos Financial
    Corp.....................                                                          700         23,804      18,638
                                             -----------  -----------                          ----------  ----------
                                                 473,044      658,388      3.6%                   159,687     208,251      4.2%
                                             -----------  -----------                          ----------  ----------
FOOD & BEVERAGE PRODUCTS
   Earthgrains Co............         500         19,216       26,125                  100          3,631       5,225
(b) Interstate Bakeries
    Corp.....................       1,100         47,504       54,038                  300         12,955      14,737
   McCormick & Co............       7,300        177,025      172,010                1,900         45,325      44,770
   PepsiCo Inc...............       7,500        194,334      219,375                2,000         50,858      58,500
   Ralston-Purina Group......       1,300         93,456       95,388                  300         21,567      22,013
   Tyson Foods Inc. Class
    A........................       2,100         64,312       71,925                  600         18,375      20,550
                                             -----------  -----------                          ----------  ----------
                                                 595,847      638,861      3.5%                   152,711     165,795      3.4%
                                             -----------  -----------                          ----------  ----------

                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996

                                             SERIES Q (QUALIFIED)                            SERIES N (NON-QUALIFIED)
                               -------------------------------------------------   ---------------------------------------------
                                                                         % OF                                            % OF
                                 NUMBER                     MARKET        NET       NUMBER                   MARKET       NET
                                OF SHARES     COST (A)       VALUE      ASSETS     OF SHARES    COST (A)     VALUE      ASSETS
                               -----------   -----------  -----------  ---------   ---------   ----------  ----------  ---------
FOREST & PAPER PRODUCTS
   Kimberly-Clark Corp.......       1,520    $    99,666  $   144,780      0.8%        380     $   24,917  $   36,195      0.7%
                                             -----------  -----------                          ----------  ----------
INSURANCE
   Chubb Corp................       4,300        231,282      231,125                1,200         64,457      64,500
   CIGNA Corp................       1,600        180,195      218,600                  400         45,049      54,650
   Conseco Inc...............                                                          600         37,573      38,250
   ITT Hartford Group Inc....       2,900        184,537      195,750                  800         50,907      54,000
   Travelers Group Inc.......       5,500        106,548      249,562                1,400         25,044      63,525
                                             -----------  -----------                          ----------  ----------
                                                 702,562      895,037      5.0%                   223,030     274,925      5.6%
                                             -----------  -----------                          ----------  ----------
MACHINERY
   IDEX Corp.................       2,900        102,306      115,638      0.6%        700         24,720      27,912      0.6%
                                             -----------  -----------                          ----------  ----------
MEDICAL & HEALTH PRODUCTS
   Bristol-Myers Squibb
    Co.......................       1,700        187,136      185,300                  400         43,926      43,600
(b) Elan Corp. ADS...........       3,300         87,102      109,725                  900         23,779      29,925
   Lilly (Eli) Co............       3,700        230,704      270,100                1,000         62,098      73,000
   Merck & Co. Inc...........       3,500        264,957      278,688                1,000         75,702      79,625
   Pfizer Inc................       2,600        109,178      215,800                  600         25,561      49,800
   Rhone-Poulenc Rorer
    Inc......................       2,400        151,065      187,500                  600         37,739      46,875
   Schering-Plough Corp......       3,600        155,957      233,100                  900         39,444      58,275
   SmithKline Beecham ADS....       2,100        125,076      142,800                  600         35,736      40,800
                                             -----------  -----------                          ----------  ----------
                                               1,311,175    1,623,013      9.0%                   343,985     421,900      8.5%
                                             -----------  -----------                          ----------  ----------
MEDICAL & HEALTH TECH.
    SERVICES
(b) Columbia/HCA Healthcare
    Corp.....................       4,000        153,337      163,000                1,100         42,138      44,825
(b) HEALTHSOUTH Corp.........       4,900        176,744      189,262                1,300         46,928      50,212
   Medtronic Inc.............       1,900        102,233      129,200                  500         27,739      34,000
(b) Pacificare Health Systems
    Inc. Class B.............       2,100        126,953      179,025                  550         33,726      46,888
(b) St. Jude Medical Inc.....       5,750        227,328      243,656                1,500         58,509      63,562
(b) United Healthcare
    Corp.....................       6,300        245,145      283,500                1,600         61,363      72,000
                                             -----------  -----------                          ----------  ----------
                                               1,031,740    1,187,643      6.6%                   270,403     311,487      6.3%
                                             -----------  -----------                          ----------  ----------
OILS
   Mobil Corp................       1,700        172,833      207,825      1.2%        400         40,667      48,900      1.0%
                                             -----------  -----------                          ----------  ----------
PHOTOGRAPHIC PRODUCTS
   Eastman Kodak Co..........       4,000        246,783      321,000      1.8%      1,000         55,750      80,250      1.6%
                                             -----------  -----------                          ----------  ----------
PRINTING & PUBLISHING
   Gannett Co................       2,700        186,177      202,162                  600         41,376      44,925
   McGraw-Hill Cos Inc.......                                                          500         17,934      23,062
   Reuters Holdings ADR......       2,500        101,445      191,250                  600         24,579      45,900
                                             -----------  -----------                          ----------  ----------
                                                 287,622      393,412      2.2%                    83,889     113,887      2.3%
                                             -----------  -----------                          ----------  ----------
RAILROAD
   Burlington Northern Santa
    Fe Corp..................       1,300        113,503      112,288      0.6%        300         26,193      25,912      0.5%
                                             -----------  -----------                          ----------  ----------
RESTAURANTS & LODGING
(b) HFS Inc..................         700         52,280       41,825      0.2%        200         14,937      11,950      0.2%
                                             -----------  -----------                          ----------  ----------
SPECIAL PRODUCTS & SERVICES
(b) Imation Corp.............         150         25,976        4,219      0.0%
                                             -----------  -----------

                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996

                                             SERIES Q (QUALIFIED)                            SERIES N (NON-QUALIFIED)
                               -------------------------------------------------   ---------------------------------------------
                                                                         % OF                                            % OF
                                 NUMBER                     MARKET        NET       NUMBER                   MARKET       NET
                                OF SHARES     COST (A)       VALUE      ASSETS     OF SHARES    COST (A)     VALUE      ASSETS
                               -----------   -----------  -----------  ---------   ---------   ----------  ----------  ---------
STORES
(b) Dollar General Corp......       1,600    $    46,696  $    51,200                  400     $   11,674  $   12,800
   Lowe's Cos. Inc...........       1,800         58,779       64,125                  500         16,327      17,813
(b) Rite Aid Corp............       6,000        208,517      238,500                1,750         61,693      69,562
(b) Staples Inc..............       6,900        129,981      124,635                1,800         33,929      32,513
   Talbots Inc...............       2,700         95,786       77,625                  600         21,270      17,250
                                             -----------  -----------                          ----------  ----------
                                                 539,759      556,085      3.1%                   144,893     149,938      3.0%
                                             -----------  -----------                          ----------  ----------
SUPERMARKETS
(b) Safeway Inc..............       5,600        222,236      239,400                1,500         59,527      64,125
(b) Vons Cos Inc.............       3,000         89,338      179,625                  800         23,740      47,900
                                             -----------  -----------                          ----------  ----------
                                                 311,574      419,025      2.3%                    83,267     112,025      2.3%
                                             -----------  -----------                          ----------  ----------
TELECOMMUNICATIONS
(b) 3Com Corp................       1,100         55,687       80,712                  300         15,187      22,013
(b) Cabletron Systems Inc....       1,400         46,917       46,550                  600         21,624      19,950
(b) Cisco Systems Inc........       4,100        240,037      260,862                1,300         78,363      82,713
(b) U. S. Robotics. Corp.....         100          5,317        7,200
                                             -----------  -----------                          ----------  ----------
                                                 347,958      395,324      2.2%                   115,174     124,676      2.5%
                                             -----------  -----------                          ----------  ----------
UTILITIES--ELECTRIC
   FPL Group Inc.............       5,100        235,949      234,600      1.3%      1,300         60,144      59,800      1.2%
                                             -----------  -----------                          ----------  ----------
UTILITIES--GAS
   Consolidated Nat Gas
    Co.......................       1,700         91,462       93,925                  400         21,511      22,100
   PanEnergy Corp............       4,900        165,566      220,500                1,300         44,169      58,500
                                             -----------  -----------                          ----------  ----------
                                                 257,028      314,425      1.7%                    65,680      80,600      1.6%
                                             -----------  -----------                          ----------  ----------
UTILITIES--TELEPHONE
   MCI Communications
    Corp.....................       3,300         69,637      107,870      0.6%        900         19,845      29,419      0.6%

                                             -----------  -----------  ---------               ----------  ----------  ---------
   Total common stocks.......                 13,681,214   17,456,985     96.6%                 3,716,795   4,730,633     95.7%

                                             -----------  -----------  ---------               ----------  ----------  ---------
PREFERRED STOCKS
CHEMICALS
   AirTouch Communications
    Inc.
     6.00% Class B                  2,684         69,123       73,139                  587         13,067      15,995
     4.25% Class C                  1,788         46,039       80,460                  377          8,390      16,965
                                             -----------  -----------                          ----------  ----------
      Total preferred
      stocks.................                    115,162      153,599      0.9%                    21,457      32,960      0.7%

                                             -----------  -----------  ---------               ----------  ----------  ---------
      Total stocks...........                 13,796,376   17,610,584     97.5%                 3,738,252   4,763,593     96.4%

                                             -----------  -----------  ---------               ----------  ----------  ---------
      Total investments in
          securities of
          unaffiliated
          companies..........                $13,796,376   17,610,584     97.5%                $3,738,252   4,763,593     96.4%

                                             -----------  -----------  ---------               ----------  ----------  ---------
                                             -----------                                       ----------
CASH AND RECEIVABLES LESS
    LIABILITIES                                               459,528      2.5%                               176,213      3.6%

                                                          -----------  ---------                           ----------  ---------
      Total net assets.......                             $18,070,112    100.0%                            $4,939,806    100.0%

                                                          -----------  ---------                           ----------  ---------

                                                                       ---------
                                                          -----------                                      ----------  ---------

(a) Effective cost for federal income tax purposes.

(b) Non-income producing security.

                See accompanying notes to financial statements.

Notes to Financial Statements

                               December 31, 1996

1. ORGANIZATION
   The Paul Revere Variable Annuity Contract Accumulation Fund ("The Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is 83% owned by Textron Inc. The Fund is the investment vehicle for Paul Revere Variable's tax deferred group annuity contracts.

2. ACCOUNTING POLICIES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

  Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 1996 as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend dates. Interest income is accrued on a daily basis.

  The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

  Contract owners' equity is comprised of two components. Contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3. INVESTMENT ADVISOR
   Paul Revere Variable acts as investment advisor to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

  Paul Revere Variable also acts as principal underwriter and performs all sales and administrative functions relating to the variable annuity contracts and the Fund. Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4. INVESTMENT SUB-ADVISOR
   Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

5. FEDERAL INCOME TAXES
   The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Textron Inc. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6. SECURITY TRANSACTIONS
   The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                                               SERIES Q (QUALIFIED)       SERIES N (NON-QUALIFIED)
                                                           ----------------------------  --------------------------
                                                             PURCHASES        SALES       PURCHASES       SALES
                                                           -------------  -------------  ------------  ------------
  1996...................................................  $  17,913,759  $  40,511,084  $  4,024,116  $  4,120,878
  1995...................................................  $  21,413,264  $  22,487,069  $  2,385,219  $  2,546,433

  At December 31, 1996, net unrealized appreciation of investments in Series Q, amounting to $3,814,208, consisted of unrealized gains of $3,959,176 and unrealized losses of $144,968; net unrealized appreciation of investments in Series N, amounting to $1,025,341, consisted of unrealized gains of $1,061,288 and unrealized losses of $35,947.

7. ACCUMULATION UNITS
   The change in the number of accumulation units outstanding during each of the two years ended December 31, 1996 and 1995, respectively, were as follows:

                                                                                           SERIES N
                                                             SERIES Q (QUALIFIED)      (NON-QUALIFIED)
                                                            -----------------------  --------------------
                                                               1996         1995       1996       1995
                                                            -----------  ----------  ---------  ---------
Units outstanding at beginning of year....................    5,490,718   5,597,405    586,396    604,004
 Units credited to contracts:
     Net purchase payments................................       13,534     114,907      1,056      1,152
 Units withdrawn from contracts:
     Annuity payments.....................................       39,287      42,202     21,645     22,386
     Terminations and withdrawals.........................    3,375,395     190,226      7,179      6,906
                                                            -----------  ----------  ---------  ---------
     Net units withdrawn..................................    3,414,682     232,428     28,824     29,292
                                                            -----------  ----------  ---------  ---------
  Contract units credited in excess of units withdrawn....   (3,401,148)   (117,521)   (27,768)   (28,140)
 Other additions..........................................        3,460      10,834      7,307     10,532
                                                            -----------  ----------  ---------  ---------
  Net decrease in units...................................   (3,397,688)   (106,687)   (20,461)   (17,608)
                                                            -----------  ----------  ---------  ---------
Units outstanding at end of year..........................    2,093,030   5,490,718    565,935    586,396
                                                            -----------  ----------  ---------  ---------
                                                            -----------  ----------  ---------  ---------

  The majority of the terminations and withdrawals from Series Q during 1996 related to withdrawals by participants in the Paul Revere Agency and Home Office Pension Plans which were deposited into an unrelated funding vehicle.

8. MERGER AGREEMENT
   On April 29, 1996, The Paul Revere Corporation ("Company") and Provident Companies, Inc. ("Provident") announced they had signed a definitive merger agreement. On November 6, 1996, the Company and Provident announced that they had amended and restated the merger agreement to, among other things, extend the date as of which the parties would be entitled to terminate the agreement and to adjust the exchange ratio to be used in determining the number of shares of Provident common stock that Textron, which owns approximately 83% of the Company's outstanding common shares, will receive in the transaction. The transaction, valued at approximately $1.2 billion, has been approved by Boards of Directors of both companies. The transaction remains subject to the approval of the Commonwealth of Massachusetts Division of Insurance and the satisfaction of certain customary closing conditions.

SELECTED PER UNIT DATA AND RATIOS

                                                                                       YEAR ENDED DECEMBER 31,
                                                                        -----------------------------------------------------
                                                                          1996       1995       1994       1993       1992
                                                                        ---------  ---------  ---------  ---------  ---------
PER UNIT DATA (A)
SERIES Q (QUALIFIED)
------------------
Investment income.....................................................  $   0.153  $   0.119  $   0.081  $   0.054  $   0.068
Expenses..............................................................      0.133      0.096      0.073      0.079      0.076
                                                                        ---------  ---------  ---------  ---------  ---------
Net investment income (loss)..........................................      0.020      0.023      0.008    (0.025)    (0.008)
Net realized and unrealized gains (losses) from securities............      1.551      1.711    (0.020)      0.291      0.159
                                                                        ---------  ---------  ---------  ---------  ---------
Net increase (decrease) in net asset value............................      1.571      1.734    (0.012)      0.266      0.151
Accumulation unit net asset value:
  Beginning of year...................................................      7.062      5.328      5.340      5.074      4.923
                                                                        ---------  ---------  ---------  ---------  ---------
  End of year.........................................................  $   8.633  $   7.062  $   5.328  $   5.340  $   5.074
                                                                        ---------  ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------  ---------
SERIES N (NON-QUALIFIED)
-----------------------
Investment income.....................................................  $   0.137  $   0.117  $   0.099  $   0.055  $   0.071
Expenses..............................................................  $   0.134  $   0.109      0.102      0.092      0.094
                                                                        ---------  ---------  ---------  ---------  ---------
Net investment income.................................................      0.003      0.008    (0.003)    (0.037)    (0.023)
Net realized and unrealized gains (losses) from securities............      1.459      1.769    (0.023)      0.318      0.194
                                                                        ---------  ---------  ---------  ---------  ---------
Net increase (decrease) in net asset value............................      1.462      1.777    (0.026)      0.281      0.171
Accumulation unit net asset value:
  Beginning of year...................................................      7.267      5.490      5.516      5.235      5.064
                                                                        ---------  ---------  ---------  ---------  ---------
  End of year.........................................................  $   8.729  $   7.267  $   5.490  $   5.516  $   5.235
                                                                        ---------  ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------  ---------

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

RATIOS
SERIES Q (QUALIFIED)
-------------------
Operating expenses to average accumulation fund balance................      1.57%      1.55%      1.55%      1.56%      1.56%
Net investment income to average accumulation fund balance.............      0.24%      0.38%      0.17%     (0.50%)    (0.17%)
Portfolio turnover rate................................................        78%        64%        64%        59%        61%
Accumulation units outstanding at the end of the year
  (in thousands).......................................................      2,093      5,491      5,597      5,700      5,753

SERIES N (NON-QUALIFIED)
-----------------------
Operating expenses to average accumulation fund balance................      1.69%      1.71%      1.73%      1.73%      1.74%
Net investment income to average accumulation fund balance.............      0.04%      0.13%     (0.05%)    (0.69%)    (0.42%)
Portfolio turnover rate................................................        94%        67%        62%        62%        66%
Accumulation units outstanding at the end of the year
  (in thousands).......................................................        566        586        604        640        662

                         REPORT OF INDEPENDENT AUDITORS

The Owners of Variable Annuity Contracts of The Paul Revere Variable Annuity Insurance Company and the Board of Managers of The Paul Revere Variable Annuity Contract Accumulation Fund of The Paul Revere Variable Annuity Insurance
Company:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                         Ernst & Young LLP

Boston, Massachusetts
February 14, 1997

             BOARD OF MANAGERS
             THE ACCUMULATION FUND
             CHARLES E. SOULE
             CHAIRMAN
             GORDON T. MILLER
             VICE CHAIRMAN
             AUBREY K. REID, JR.
             JOAN SADOWSKY
             WILLIAM J. SHORT

                                     [LOGO]

                         WORCESTER, MASSACHUSETTS 01608

             This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

             Form 9949 Rev. 1/97                  Printed in U.S.A.